Stock options (Details )	12 Months Ended
Dec. 31, 2018 $ / shares shares
Number of stock options outstanding	1,297,000
Number of stock options exercisable	1,197,000
Average remaining contractual life (years)	1 year 10 months 24 days
Range One
Exercise price | $ / shares	$ 0.59
Number of stock options outstanding	150,000
Number of stock options exercisable	50,000
Average remaining contractual life (years)	4 years 9 months 18 days
Range Two
Exercise price | $ / shares	$ 1.35
Number of stock options outstanding	236,900
Number of stock options exercisable	236,900
Average remaining contractual life (years)	1 year
Range Three
Exercise price | $ / shares	$ 1.39
Number of stock options outstanding	22,500
Number of stock options exercisable	22,500
Average remaining contractual life (years)	6 months
Range Four
Exercise price | $ / shares	$ 1.45
Number of stock options outstanding	37,500
Number of stock options exercisable	37,500
Average remaining contractual life (years)	3 years
Range Five
Exercise price | $ / shares	$ 1.48
Number of stock options outstanding	37,500
Number of stock options exercisable	37,500
Average remaining contractual life (years)	2 years 6 months
Range Six
Exercise price | $ / shares	$ 1.50
Number of stock options outstanding	50,000
Number of stock options exercisable	50,000
Average remaining contractual life (years)	2 years 7 months 6 days
Range Seven
Exercise price | $ / shares	$ 1.57
Number of stock options outstanding	30,000
Number of stock options exercisable	30,000
Average remaining contractual life (years)	1 year 1 month 10 days
Range Eight
Exercise price | $ / shares	$ 1.61
Number of stock options outstanding	25,000
Number of stock options exercisable	25,000
Average remaining contractual life (years)	1 month 6 days
Range Nine
Exercise price | $ / shares	$ 1.67
Number of stock options outstanding	150,000
Number of stock options exercisable	150,000
Average remaining contractual life (years)	10 months 24 days
Range Ten
Exercise price | $ / shares	$ 1.73
Number of stock options outstanding	92,600
Number of stock options exercisable	92,600
Average remaining contractual life (years)	1 year 10 months 24 days
Range Eleven
Exercise price | $ / shares	$ 1.82
Number of stock options outstanding	165,000
Number of stock options exercisable	165,000
Average remaining contractual life (years)	1 year 9 months 18 days
Range Twelve
Exercise price | $ / shares	$ 2.10
Number of stock options outstanding	300,000
Number of stock options exercisable	300,000
Average remaining contractual life (years)	1 year 8 months 12 days